Risk management - Credit risk exposure by geographical areas (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 373,148,148	[1]	$ 289,038,070	₩ 355,760,729	[1]
Securities at amortized cost		23,996,172		18,587,275	28,268,516
Financial assets at FVTPL	[2]	12,930,109			13,412,441
Financial assets at FVTOCI		36,694,111			32,145,758
Derivative assets (Designated for hedging)		26,708		$ 20,688	37,786
Off balance sheet item
Off-balance accounts		140,622,493			130,093,656
Total		587,417,741			559,718,886
Korea
Categories of financial assets
Loans and other financial assets at amortized cost		345,748,021			331,572,328
Securities at amortized cost		22,529,414			26,883,967
Financial assets at FVTPL		10,103,182			9,272,673
Financial assets at FVTOCI		32,422,652			27,780,323
Derivative assets (Designated for hedging)		26,010			37,786
Off balance sheet item
Off-balance accounts		136,287,485			126,531,020
Total		547,116,764			522,078,097
China
Categories of financial assets
Loans and other financial assets at amortized cost		5,068,801			5,188,826
Securities at amortized cost		111,832			642,089
Financial assets at FVTPL		519			2,607
Financial assets at FVTOCI		724,786			806,320
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		921,904			981,139
Total		6,827,842			7,620,981
USA
Categories of financial assets
Loans and other financial assets at amortized cost		5,527,208			4,721,440
Securities at amortized cost		1,049,669			421,248
Financial assets at FVTPL		1,507,518			2,210,580
Financial assets at FVTOCI		2,367,997			2,297,076
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		745,832			380,209
Total		11,198,224			10,030,553
UK
Categories of financial assets
Loans and other financial assets at amortized cost		260,834			215,174
Securities at amortized cost		0			16,658
Financial assets at FVTPL		355,478			318,322
Financial assets at FVTOCI		7			1,726
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		20,045			25,644
Total		636,364			577,524
Japan
Categories of financial assets
Loans and other financial assets at amortized cost		617,188			719,301
Securities at amortized cost		0			0
Financial assets at FVTPL		143,229			168,013
Financial assets at FVTOCI		32,194			41,421
Derivative assets (Designated for hedging)		698			0
Off balance sheet item
Off-balance accounts		26,351			16,987
Total		819,660			945,722
Others
Categories of financial assets
Loans and other financial assets at amortized cost	[3]	15,926,096			13,343,660
Securities at amortized cost	[3]	305,257			304,554
Financial assets at FVTPL	[3]	820,183			1,440,246
Financial assets at FVTOCI	[3]	1,146,475			1,218,892
Derivative assets (Designated for hedging)	[3]	0			0
Off balance sheet item
Off-balance accounts	[3]	2,620,876			2,158,657
Total	[3]	₩ 20,818,887			₩ 18,466,009

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.
[3]	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.